Note 9 - Share-Based Compensation (Details) - Stock Option Activity (USD $)	12 Months Ended
Feb. 02, 2013
Stock Option Activity [Abstract]
Options outstanding as of January 28, 2012	3,096,288
Options outstanding as of January 28, 2012 (in Dollars per share)	$ 4.71
Options granted	534,250
Options granted (in Dollars per share)	$ 1.44
Options cancelled or expired	(580,452)
Options cancelled or expired (in Dollars per share)	$ 6.23
Outstanding as of February 2, 2013	3,050,086
Outstanding as of February 2, 2013 (in Dollars per share)	$ 3.84
Outstanding as of February 2, 2013	5 years 226 days
Exercisable as of February 2, 2013	2,065,336
Exercisable as of February 2, 2013 (in Dollars per share)	$ 4.92
Exercisable as of February 2, 2013	4 years 98 days